1801 California Street, Suite 5200 Denver, Colorado 80202

May 24, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for certain series of the above-referenced Registrant named below. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on May 9, 2019.

Transamerica Balanced II

Transamerica Bond

Transamerica Capital Growth

Transamerica Floating Rate

Transamerica Global Multifactor Macro

Transamerica High Yield Bond

Transamerica Inflation Opportunities

Transamerica Intermediate Bond

Transamerica Managed Futures Strategy

Transamerica Multi-Managed Balanced

Transamerica Short-Term Bond

Please direct any comments or questions concerning this filing to the undersigned at 720-493-4249.

Very truly yours,

/s/ Rhonda A. Mills
Rhonda A. Mills
Assistant General Counsel
Transamerica Asset Management, Inc.